Organization and Operations (Details) - item			6 Months Ended
	Jun. 30, 2021	May 12, 2014	Jun. 30, 2021
Organization and Operations
Number of LNG carriers acquired on IPO		3
Number of vessels owned	15		15
Number of subsidiaries established or acquired			0
All subsidiaries
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
GasLog Ltd. | GasLog Partners LP
Organization and Operations
Ownership interest in subsidiary (in percent)	33.30%
General partner interest in GasLog Partners	2.00%		2.00%
GasLog Ltd. | General partner
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%